May 25, 2021

BNY MELLON ETF TRUST

BNY Mellon Emerging Markets Equity ETF

BNY Mellon International Equity ETF

BNY Mellon US Large Cap Core Equity ETF

BNY Mellon US Mid Cap Core Equity ETF

BNY Mellon US Small Cap Core Equity ETF

Supplement to Current Summary Prospectus and Prospectus

Effective June 30, 2021, the following information will supersede and replace the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus for each of the funds:

The fund's investment adviser is BNY Mellon ETF Investment Adviser, LLC (Adviser). The Adviser has engaged its affiliate, Mellon Investments Corporation (Mellon), to serve as the fund's sub-adviser.

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith are the fund's primary portfolio managers, positions they have held since October 2020. Messrs. France, Frysinger and Stoll and Ms. Sheremeta are each a Vice President and Senior Portfolio Manager at Mellon. Ms. Walker Smith is a Director and Head of Equity Index Portfolio Management at Mellon. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

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Effective June 30, 2021, the following information will supersede and replace the ninth through nineteenth paragraphs in the section "Fund Details – Management" in the prospectus for each of the funds:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith are primary portfolio managers of the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF. Gregory A. Lee, CFA and Nancy Rogers, CFA, are the primary portfolio managers of the BNY Mellon Core Bond ETF and BNY Mellon Short Duration Corporate Bond ETF. Paul Benson, CFA, CAIA, Manuel Hayes, and Stephanie Shu, CFA, are the primary portfolio managers of the BNY Mellon High Yield ETF. Messrs. Lee, Benson and Hayes and Mses. Rogers and Shu have been portfolio managers of the respective funds since inception in April 2020. Messrs. France, Frysinger and Stoll and Mses. Sheremeta and Walker Smith have been primary portfolio managers of the respective funds since October 2020. Each portfolio manager is jointly and primarily responsible for the day-to-day management of such funds’ portfolios.

Mr. France is a Vice President and Senior Portfolio Manager at Mellon. He has been employed by Mellon or a predecessor company since 2009.

Mr. Frysinger is a Vice President and Senior Portfolio Manager at Mellon. He has been employed by Mellon or a predecessor company since 2007.

Ms. Sheremeta is a Vice President and Senior Portfolio Manager at Mellon. She has been employed by Mellon or a predecessor company since 2011.

Mr. Stoll is a Vice President and Senior Portfolio Manager at Mellon. He has been employed by Mellon or a predecessor company since 2005.

Ms. Walker Smith is a Director and Head of Equity Index Portfolio Management at Mellon. She has been employed by Mellon or a predecessor company since 1995.

Mr. Lee is a Director, Senior Portfolio Manager at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 1989.

Ms. Rogers is a Managing Director, Head of Fixed Income Index Portfolio Management at Mellon. She has been employed by Mellon or a predecessor company of Mellon since 1987.

Mr. Benson is a Managing Director, Head of Fixed Income Efficient Beta at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2005.

Mr. Hayes is Director, Senior Portfolio Manager at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2009.

Ms. Shu is a Managing Director, Senior Portfolio Manager at Mellon. She has been employed by Mellon or a predecessor company of Mellon since 2000.